Offerings - Offering: 1	Feb. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.900% Senior Notes due 2030
Amount Registered | shares	725,200,000
Proposed Maximum Offering Price per Unit	0.99916
Maximum Aggregate Offering Price	$ 724,590,832
Fee Rate	0.01531%
Amount of Registration Fee	$ 110,934.86
Offering Note
1	Amounts are calculated based upon a Euro-to-U.S. dollar exchange rate of EUR1 to $1.036 as of February 6, 2025, as reported by the European Central Bank.